Other income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income
Gains from unlisted venture funds	€ 162	€ 51	€ 13
Pension curtailment income and amendment income	23	38	5
Profit on sale of property, plant and equipment	21	19
Subsidies and government grants	8	2	11
Foreign exchange gain on hedging forecasted sales and purchases, net		93
Interest income from customer receivables and overdue payments		25	29
Expiration of stock option liability		18
VAT and other indirect tax refunds and social security credits			19
Other income	76	117	40
Total other income	290	363	117
Other expenses
Restructuring, cost reduction and associated charges	(266)	(568)	(759)
Losses and expenses related to unlisted venture funds	(118)	(6)	(4)
Pension curtailment and plan amendment expense	(79)	(41)	(7)
Impairment charges	(55)	(210)	(17)
Loss on sale of property, plant and equipment	(52)	(23)	(3)
Impairment losses on trade receivables	(45)	(24)	(116)
Foreign exchange loss on hedging forecasted sales and purchases, net	(27)		(54)
VAT and other indirect tax refunds and other provisions	(13)		1
Expenses related to sale of receivables transactions		(37)	(42)
Other expenses	(57)	(46)
Other expenses credited			24
Total other expenses	€ (712)	€ (955)	€ (977)